1
The Gabelli Dividend Growth Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 93 .2%
Automotive — 2 .0%
2,100 Toyota Motor Corp. , ADR .......................... $ 401,289
Business Services — 3 .8%
5,500 Fidelity National Information Services Inc. . 362,670
1,100 Visa Inc. , Cl. A .......................................... 375,518
738,188
Cable and Satellite — 1 .6%
100 Netflix Inc. † .............................................. 119,892
10,000 Warner Bros Discovery Inc. † .................... 195,300
315,192
Computer Software and Services — 5 .3%
2,700 Alphabet Inc. , Cl. C ................................... 657,585
16,000 Hewlett Packard Enterprise Co. ................. 392,960
1,050,545
Diversified Industrial — 10 .7%
4,500 Carrier Global Corp. .................................. 268,650
1,300 Ferguson Enterprises Inc. ......................... 291,954
9,000 GXO Logistics Inc. † .................................. 476,010
1,500 Honeywell International Inc. ...................... 315,750
3,300 Textron Inc. .............................................. 278,817
2,200 WESCO International Inc. ......................... 465,300
2,096,481
Energy — 6 .5%
2,000 Chevron Corp. .......................................... 310,580
7,000 Halliburton Co. ......................................... 172,200
1,500 National Fuel Gas Co. ................................ 138,555
10,500 PPL Corp. ................................................ 390,180
8,000 Schlumberger NV ..................................... 274,960
1,286,475
Entertainment — 3 .0%
1,000 Madison Square Garden Sports Corp. † ..... 227,000
1,400 Take-Two Interactive Software Inc. † .......... 361,704
588,704
Environmental Services — 1 .7%
1,500 Republic Services Inc. .............................. 344,220
Financial Services — 17 .4%
700 American Express Co. ............................... 232,512
6,500 American International Group Inc. ............. 510,510
8,000 Citigroup Inc. ........................................... 812,000
1,000 JPMorgan Chase & Co. ............................. 315,430
3,000 Morgan Stanley ........................................ 476,880
2,800 The PNC Financial Services Group Inc. ...... 562,604
6,000 Wells Fargo & Co. .................................... 502,920
3,412,856
Food and Beverage — 6 .2%
12,500 Keurig Dr Pepper Inc. ............................... 318,875
10,000 Mondelēz International Inc. , Cl. A .............. 624,700
Shares
Market
Value
8,000 Nomad Foods Ltd. .................................... $ 105,200
1,500 The J.M. Smucker Co. .............................. 162,900
1,211,675
Health Care — 12 .9%
9,000 Merck & Co. Inc. ...................................... 755,370
10,000 Moderna Inc. † .......................................... 258,300
14,000 Perrigo Co. plc ......................................... 311,780
1,700 Quest Diagnostics Inc. .............................. 323,986
1,500 The Cigna Group ...................................... 432,375
4,500 Zimmer Biomet Holdings Inc. ................... 443,250
2,525,061
Machinery — 2 .5%
2,000 PACCAR Inc. ............................................ 196,640
4,000 The Timken Co. ........................................ 300,720
497,360
Metals and Mining — 4 .1%
9,500 Newmont Corp. ........................................ 800,945
Paper Products — 1 .7%
7,000 International Paper Co. ............................. 324,800
Real Estate — 2 .0%
8,000 The St. Joe Co. ......................................... 395,840
Retail — 6 .3%
3,000 Amazon.com Inc. † ................................... 658,710
8,500 The Kroger Co. ......................................... 572,985
1,231,695
Semiconductors — 1 .3%
1,100 NXP Semiconductors NV .......................... 250,503
Specialty Chemicals — 1 .6%
4,000 DuPont de Nemours Inc. .......................... 311,600
Telecommunications — 1 .4%
3,700 EchoStar Corp. , Cl. A † .............................. 282,532
Wireless Telecommunication Services — 1 .2%
1,000 T-Mobile US Inc. ...................................... 239,380
TOTAL COMMON STOCKS ........................ 18,305,341
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .8%
$ 1,335,000 U.S. Treasury Bills,
3.900 % to 4.162% †† ,
11/13/25 to 12/26/25 ............................ 1,325,940
TOTAL INVESTMENTS — 100.0%
(Cost $ 14,332,961 ) ............................... $ 19,631,281
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
ADR American Depositary Receipt